December 2012 Note 13 - Common Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
December 2012 Note 13 - Common Stock Options Tables
Common Stock Options outstanding
Shares Underlying
Shares Underlying Options Outstanding				Options Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Options	Contractual	Exercise	Options	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.08 – $0.25	6,415,000	0.96 years	$0.18	6,415,000	$0.18

Stock options valuation assumptions
	December 31,	December 31,
	2012	2011

Average risk-free interest rates	0.30%	0.46%
Average expected life (in years)	1.50	1.90
Volatility	207%	197%

Stock options activity
		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2010	7,350,000	$0.19
Options expired	(1,075,000)	(0.19)
Options cancelled	–	–
Options granted	3,089,000	0.22
Options exercised	–	–

Balance, December 31, 2011	9,364,000	0.19
Options expired	(1,100,000)	(0.19)
Options cancelled	(2,299,000)	(0.21)
Options granted	450,000	0.08
Options exercised	–	–

Balance, December 31, 2012	6,415,000	$0.18

Exercisable, December 31, 2012	6,415,000	$0.18